Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Entity Registrant Name	GAS TRANSPORTER OF THE SOUTH INC
Entity Central Index Key	0000931427
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	AR
Entity Common Stock, Shares Outstanding	752,761,058
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Class "A" [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	405,192,594
Class "B" [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	347,568,464